Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	920,458,675.32	42,348
Yield Supplement Overcollateralization Amount 01/31/22	23,785,060.59	0
Receivables Balance 01/31/22	944,243,735.91	42,348
Principal Payments	31,981,689.50	1,006
Defaulted Receivables	569,284.79	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	22,657,155.31	0
Pool Balance at 02/28/22	889,035,606.31	41,322

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.79%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,277,680.14	260
Past Due 61-90 days	2,197,637.80	82
Past Due 91-120 days	369,645.33	15
Past Due 121+ days	0.00	0
Total	8,844,963.27	357

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.97%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	670,414.48
Aggregate Net Losses/(Gains) - February 2022	-101,129.69
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.13%
Prior Net Losses/(Gains) Ratio	0.45%
Second Prior Net Losses/(Gains) Ratio	0.49%
Third Prior Net Losses Ratio/(Gains)	0.40%
Four Month Average	0.30%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.11%

Overcollateralization Target Amount	10,223,909.47
Actual Overcollateralization	10,223,909.47
Weighted Average Contract Rate	3.90%
Weighted Average Contract Rate, Yield Adjusted	5.20%
Weighted Average Remaining Term	54.85

Flow of Funds	$ Amount
Collections	35,602,484.42
Investment Earnings on Cash Accounts	138.99
Servicing Fee	(786,869.78)
Transfer to Collection Account	-
Available Funds	34,815,753.63

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	262,825.12
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,287,794.24
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,223,909.47
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,451,159.30

Total Distributions of Available Funds	34,815,753.63

Servicing Fee	786,869.78
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 02/15/22	909,873,400.55
Principal Paid	31,061,703.71
Note Balance @ 03/15/22	878,811,696.84

Class A-1
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2
Note Balance @ 02/15/22	371,993,400.55
Principal Paid	31,061,703.71
Note Balance @ 03/15/22	340,931,696.84
Note Factor @ 03/15/22	88.5513875%

Class A-3
Note Balance @ 02/15/22	385,010,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	385,010,000.00
Note Factor @ 03/15/22	100.0000000%

Class A-4
Note Balance @ 02/15/22	100,230,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	100,230,000.00
Note Factor @ 03/15/22	100.0000000%

Class B
Note Balance @ 02/15/22	35,090,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	35,090,000.00
Note Factor @ 03/15/22	100.0000000%

Class C
Note Balance @ 02/15/22	17,550,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	17,550,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	302,890.62
Total Principal Paid	31,061,703.71
Total Paid	31,364,594.33

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	68,198.79
Principal Paid	31,061,703.71
Total Paid to A-2 Holders	31,129,902.50

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2595708
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.6192218
Total Distribution Amount	26.8787926

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1771351
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	80.6776544
Total A-2 Distribution Amount	80.8547895

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	105.85
Noteholders' Third Priority Principal Distributable Amount	565.00
Noteholders' Principal Distributable Amount	329.15

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	2,924,574.03
Investment Earnings	56.28
Investment Earnings Paid	(56.28)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,897,625.16	$4,889,128.28	$6,578,306.02
Number of Extensions	131	165	232
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.50%	0.64%